February 16, 2006





U.S. Securities & Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549


RE: Vanguard Institutional Index Funds
        File No. 33-34494

Commissioners:
Enclosed is the 43rd Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard Institutional Index Funds (the "Trust"). The purposes of this Amendment are to: (1) amend the Funds' Frequent Trader Policy Disclosure, (2) remove the disclosure of corporate substitution as a strategy for the Institutional Total Bond Market Index Fund, a series of the Trust, (3) include new disclosure on our derivative policy for the Institutional Total Bond Market Index Fund, and (4) effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on April 24, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective.
Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
     U.S. Securities and Exchange Commission